UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2007
Check here if Amendent []; Amendment Number:

This Amendment (Check only one.): [] is a restatement.
                                  [] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:    SMC Capital, Inc.
Address: 4350 Brownsboro Road
         Suite 310
         Louisville, Kentucky 40207
13F File Number: 801-44124

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Karen Carter
Title: Investment Accountant
Phone: 502-259-2500
Signature, Place, and Date of Signing:
   Karen Carter Louisville, Kentucky July 24, 2007
Report Type (Check only one.):
[x] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of other Included Managers: 0
Form 13F Information Table Entry Total: 40
Form 13F Information Table Value Total: $20490

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MICRO DEVICES         COM              007903107      889 62200.00 SH       SOLE                 62200.00
ALLEGHENY TECH INC             COM              01741r102      420  4000.00 SH       SOLE                  4000.00
APPLE COMPUTER INC             COM              037833100      513  4200.00 SH       SOLE                  4200.00
APPLIED MICRO CIRCUIT CORPORAT COM              03822w109      100 40000.00 SH       SOLE                 40000.00
BOEING CO                      COM              097023105      577  6000.00 SH       SOLE                  6000.00
CARIBOU COFFEE                 COM              142042209      623 88451.00 SH       SOLE                 88451.00
CISCO SYS INC                  COM              17275R102      292 10470.00 SH       SOLE                 10470.00
CITIZENS FINL CORP KY CL A     COM              174613109     1772 320911.00SH       SOLE                320911.00
COLDWATER CREEK INC            COM              193068103      437 18800.00 SH       SOLE                 18800.00
GENESIS LEASE LIMITED          COM              37183T107      356 13000.00 SH       SOLE                 13000.00
GILEAD SCIENCE INC             COM              375558103      600 15460.00 SH       SOLE                 15460.00
GOOGLE INC.                    COM              38259p508      377   722.00 SH       SOLE                   722.00
INTUITIVE SURGICAL INC.        COM              46120e602      361  2600.00 SH       SOLE                  2600.00
ISHARES RUSSELL 2000 GROWTH IN COM              464287648      858 10000.00 SH       SOLE                 10000.00
MARVELL TECHNOLOGY GROUP LTD   COM              g5876h105      364 20000.00 SH       SOLE                 20000.00
MEMC ELECTRONIC MATERIALS      COM              552715104      354  5800.00 SH       SOLE                  5800.00
MIPS TECHNOLOGIES INC CL A     COM              604567107      111 12600.00 SH       SOLE                 12600.00
NOBLE CORP                     COM              g65422100      488  5000.00 SH       SOLE                  5000.00
OIL SERVICE HOLDERS            COM              678002106      463  2650.00 SH       SOLE                  2650.00
PMC-SIERRA INC                 COM              69344f106       78 10110.00 SH       SOLE                 10110.00
QMED INC.                      COM              747914109      148 38040.00 SH       SOLE                 38040.00
QUALCOMM                       COM              747525103      217  4990.00 SH       SOLE                  4990.00
RESEARCH IN MOTION LIMITED     COM              760975102     1790  8950.00 SH       SOLE                  8950.00
RIGEL PHARMACEUTICALS          COM              766559603      289 32400.00 SH       SOLE                 32400.00
RIVERBED TECHNOLOGY            COM              768573107      219  5000.00 SH       SOLE                  5000.00
S&P DEPOSITORY RECEIPT         COM              78462F103     2207 14670.00 SH       SOLE                 14670.00
STREETTRACKS GOLD              COM              863307104      450  7000.00 SH       SOLE                  7000.00
TEVA PHARMACEUTICAL INDUSTRIES COM              881624209      565 13690.00 SH       SOLE                 13690.00
TRANSOCEAN SEDCO FOREX INC     COM              g90078109      424  4000.00 SH       SOLE                  4000.00
TRAVANTI PHARMA INC.-PVT.PLCMN COM              09060w909       50 40000.00 SH       SOLE                 40000.00
ULTRA DOW 30 PROSHARES         COM              74347R305      938 10020.00 SH       SOLE                 10020.00
UNITED COMMUNITY BANKS, INC.   COM              90984P105      653 25230.00 SH       SOLE                 25230.00
AAPL, JULY 90 CALLS            STK OPT                         322      100 SH       SOLE                      100
AAG HOLDING CO. INC. 7.25%, 1/ PFD              000336305      636 25000.00 SH       SOLE                 25000.00
EVEREST RE CAP TRST 7.85% PFD  PFD              299807206      509 20000.00 SH       SOLE                 20000.00
FNM PFD. 7%, 12/31/2007        PFD              313586794      266  5000.00 SH       SOLE                  5000.00
JPM 6.20%, 10/15/34 (KBWI)     PFD              48122f207      238 10000.00 SH       SOLE                 10000.00
MBNA PFD.8.10%, 2/15/2033 (DBA PFD              55270b201      257 10000.00 SH       SOLE                 10000.00
GILAT SATELLITE NETWORKS NT CO CONV BD          375255af3      142   166507 PRN      SOLE                   166507
LAMAR ADVERTISING CONVERTIBLE, CONV BD          512815AG6      138   100000 PRN      SOLE                   100000
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